FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 40,783
Foreign currency translation and other	27	$ (21)
Financial liabilities at end of period	52,553	40,783
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	498	11
Fair value change recorded in net income	2	3
Additions	83	510
Disposals	(308)	(5)
Financial liabilities at end of period	$ 302	$ 498